Preferred, Common Stock and Additional paid in capital	12 Months Ended
Dec. 31, 2016
Preferred, Common Stock and Additional paid in capital [Abstract]
Preferred, Common Stock and Additional paid in capital
9.      Preferred, Common Stock and Additional paid in capital:
Preferred Stock: Star Bulk is authorized to issue up to 25,000,000 shares of preferred stock, $0.01 par value with such designations, as voting, and other rights and preferences, as determined by the Board of Directors. As of December 31, 2015 and 2016 the Company had not issued any preferred stock.
Common Stock: On November 23, 2009, at the Company's annual meeting of shareholders, the Company's shareholders voted to approve an amendment to the Amended and Restated Articles of Incorporation increasing the number of common shares that the Company is authorized to issue from 100,000,000 registered common shares, par value $0.01 per share, to 300,000,000 registered common shares, par value $0.01 per share.
Each outstanding share of the Company's common stock entitles the holder to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding shares of preferred stock, holders of shares of common stock are entitled to ratably receive all dividends, if any, declared by the Company's Board of Directors out of funds legally available for dividends. Holders of common stock do not have conversion, redemption or preemptive rights to subscribe to any of the Company's securities. All outstanding shares of common stock are fully paid and non-assessable. The rights, preferences and privileges of holders of shares of common stock are subject to the rights of the holders of any shares of preferred stock which the Company may issue in the future.
5-for-1 reverse stock split: Effective as of June 20, 2016, the Company effected a five-for-one reverse stock split of its common shares (the “June 2016 Reverse Split”). The reverse stock split was approved by shareholders at the Company's Special Meeting of Shareholders held on December 21, 2015. The reverse stock split reduced the number of the Company's common shares from 219,778,437 to 43,955,659 and affected all issued and outstanding common shares. No fractional shares were issued in connection with the reverse split. Shareholders who would otherwise have held a fractional share of the Company's common stock received a cash payment in lieu of such fractional share. All share and per share amounts disclosed in the accompanying financial statements give effect to this reverse stock split retroactively, for all periods presented.
In July 2014, the Company issued as consideration 10,820,840 common shares (adjusted for the June 2016 Reverse Split) in the July 2014 Transactions, consisting of 9,679,153 common shares for the Merger, 718,546 common shares for the acquisition of the Pappas Companies and 423,141 common shares as partial consideration for the acquisition of the Heron Vessels (Note 1).
As disclosed in Note 3 above, 4,520 common shares (adjusted for the latest reverse stock split discussed above) were issued during the year ended December 31, 2014, as part of the consideration for the acquisition of 33% of the total outstanding common stock of Interchart.
As disclosed in Note 12 below, during the year ended December 31, 2014, the Company issued: (i) 78,833 common shares (adjusted for the June 2016 Reverse Split) in connection with its 2014 Equity Incentive Plan; (ii) 1,600 common shares, which were granted to certain directors of the Company; (iii) 1,866 common shares to the Company's former Chief Executive Officer, representing the first installment of his minimum guaranteed incentive award in accordance with his consultancy agreement; and (iv) 33,768 shares to the Company's former Chief Executive Officer pursuant to a termination agreement dated July 31, 2014 (Note 3).
In August 2014, the Company agreed to issue the Excel Vessel Share Consideration of 5,983,462 common shares (adjusted for the latest June 2016 Reverse Split) under the terms of the Excel Transactions. As of December 31, 2015, the Company had issued all shares, out of which 5,131,885 common shares were issued in 2014 as part of the Excel Vessel Share Consideration and the remaining 851,577 shares were issued in 2015 (Note 1 and Note 5).
On January 14, 2015, the Company completed a primary underwritten public offering of 9,800,084 of its common shares, at a price of $25.0 per share (both shares and per share amounts were adjusted for the June 2016 Reverse Split). The aggregate proceeds to the Company, net of underwriters' commissions and offering expenses, were $242,211.
On May 18, 2015, the Company completed a primary underwritten public offering of 11,250,000 of its common shares, at a price of $16.0 per share (both shares and per share amounts were adjusted for the June 2016 Reverse Split). The aggregate proceeds to the Company, net of underwriters' commissions and offering expenses, were $175,586.
As disclosed in Note 3 above, 34,234 common shares (adjusted for the June 2016 Reverse Split) were issued during the year ended December 31, 2015, as consideration for the third installment payable to Oceanbulk Maritime S.A. as commission for the shipbuilding contracts of certain of the Company's newbuilding vessels. On September 9, 2016, the Company issued 138,453 common shares representing the fourth and last installment to Oceanbulk Maritime.
On April 13, 2016, the Company issued 131,545 common shares (adjusted for the June 2016 Reverse Split) in connection with its 2015 Equity Incentive Plan and 3,000 shares (adjusted for the June 2016 Reverse Split) to two of the Company's directors, which had been granted and vested on July 11, 2014 (as discussed in Note 12). In addition, during the fourth quarter of 2016, the Company issued 558,050 common shares in connection with its 2016 Equity Incentive Plan.
On September 20, 2016, the Company completed a primary underwritten public offering of 11,976,745 of its common shares, at a price of $4.30 per share. The aggregate proceeds to the Company, net of underwriters' commissions and offering expenses, were $50,278.